RELATED PARTY TRANSACTIONS (Schedule of Advertising Revenues Earned) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Advertising revenues	$ 1,852	$ 206	$ 3,719
BEMC [Member]
Related Party Transaction [Line Items]
Advertising revenues	1,852	179	3,627
Agency fees			747
Zhangshangtong [Member]
Related Party Transaction [Line Items]
Advertising revenues		$ 27	$ 92